Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Schedule of Other Financial Liabilities
in EUR thousands	31.12.2020	31.12.2019
Non-current other financial liabilities
Purchase price liability (earn-out and start-up costs)	17,811	14,720
Liability from SAR program	183	0
Total non-current other financial liabilities	17,994	14,720

Current financial liabilities	90	99

Schedule of Adjustments in Other Financial Liabilities

Upon effective exercise of the SARs, the Company is obligated, subject to certain adjustments, to make a payment (gross) for each SAR exercised as follows: reference rate - base amount = payout amount per SAR (gross).

SAR program 2019	December 31, 2020

Granted during the period	755,750
Forfeited during the period	28,000
Exercised during the period	-
Expired during the period	-
Outstanding at the end of the period	727,750
Exercisable at the end of the period	-
Fair value at the end of the period	EUR 183,000
Cost during the period	EUR 183,000